Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Operating Lease by lessee	$ 9,972	$ 23,076	$ 16,243
No later than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating Lease by lessee	2,308	8,663	4,832
Later than one year and not later than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating Lease by lessee	5,266	13,511	9,955
Later than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating Lease by lessee	$ 2,398	$ 902	$ 1,456